Other Receivables and Prepayments - Summary of Other Current Receivables and Prepayments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Staff advances	¥ 5,107	$ 807	¥ 7,501
Interest receivables	4,345	686	6,775
Bills receivable in transit	32,013	5,058	29,134
Retention sums	30,000	4,740
Others	10,705	1,692	10,510
Loans and receivables (Note 36)	132,675	20,962	246,687
Tax recoverable	177,819	28,094	102,024
Prepayments	73,896	11,675	37,654
Total	384,390	60,731	386,365
Associates and Joint Ventures [Member]
Disclosure of financial assets [Line Items]
Receivables from related parties	13,230	2,090	182,671
Other related parties [Member]
Disclosure of financial assets [Line Items]
Receivables from related parties	¥ 37,275	$ 5,889	¥ 10,096